Other Income and Expenses - Summary of Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of shares	$ 123				$ 14
Gain on sale of long-lived assets	209			$ 170	249
Sale of waste material	3			50	41
Write off-contingencies(see Note 25.5)				329
Recoveries from previous years	(35)			466	16
Insurance rebates	6			10	17
Foreign exchange gain	(4)
Consolidation of Philippines	2,830
Others	1,620			132	86
Other income	34,741	$ 1,769		1,157	423
Contingencies associated with prior acquisitions or disposals	39			1,582	93
Loss on sale of equity financial assets				8
Loss on sale of other assets	148			159
Impairment of long-lived assets	2,063				134
Disposal of long-lived assets	451			238	416
Suppliers provisions	398
Foreign exchange losses related to operating activities	2,524			2,370	917
Non-income taxes from Colombia	636			53	30
Severance payments	363			98	285
Donations	242			203	362
Legal fees and other expenses from past acquisitions	612			241	223
Venezuela deconsolidation effect	26,123
Other	359			957	281
Other expenses	33,958			$ 5,909	$ 2,741
Heineken group shares [member]
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of shares	$ 29,989

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3